DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2016
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 10 – DERIVATIVE FINANCIAL INSTRUMENTS

Cross-Currency Swap:

On April 5, 2011, we entered into a cross-currency swap designated as a cash flow hedge to exchange USD-denominated debt under the Huawei Loan into NZD in order to fix our future principal payments in NZD, as well as mitigate the impact of foreign currency transaction gains or losses. Under this contract, we had fixed the related future interest payments. We received a variable amount based on LIBOR plus a spread of 4.10% and paid a fixed amount based on a rate of 13.41% . The variable interest rate calculation was reset two days prior to each quarterly calculation period. In November 2014, we terminated the cross-currency swap and replaced the instrument with an interest rate swap (see below for details), the primary terms of which are unchanged. In 2013, the Company discontinued hedge accounting and began to recognize all changes in the fair value of the cross-currency swap in Other, net. The effective portion of the loss recorded in Accumulated other comprehensive income (loss) prior to de-designation (see Note 15 – Accumulated Other Comprehensive Income) will be amortized to Other, net over the remaining life of the interest rate swap agreement. The amount reclassified from Accumulated other comprehensive income (loss) to Other, net was a loss of $0.5 million and $0.9 for the years ended December 31, 2016 and 2015, respectively.

Summarized financial information for the terminated cross-currency swap is shown below for the year ended December 31, 2014:

Non-cash gain/(loss) from change in fair value recorded in other, net	$358
Gain/(loss) reclassified from comprehensive income (loss) to other, net	$(1,205)
Net cash settlement	$(3,023)

Interest Rate Swaps:

2degrees enters into various interest rate swap agreements to fix its future interest payments under the Senior Facilities Agreement (see Note 9 – Debt). Under these agreements, 2degrees principally receives a variable amount based on the BKBM and pays a fixed amount based on fixed rates ranging from 2.290% to 4.765% . Settlement in cash occurs quarterly until termination and the variable interest rate is reset on the first day of each calendar quarter. These derivative instruments have not been designated for hedge accounting, thus changes in the fair value will be recognized in earnings in the period incurred. The fair value of these contracts was $1.8 million and $2.1 million as of December 31, 2016 and 2015, respectively. As of December 31, 2016, the total notional amount of these agreements was $155 million NZD. The agreements have effective dates from March 31, 2014 through June 30, 2019 and termination dates from June 30, 2017 to June 30, 2021.

On April 5, 2011, the Company entered into a domestic interest rate swap originally designated as a cash flow hedge to fix future interest payments on the NZD-denominated credit under the Huawei Loan (see Note 9 – Debt). Under this swap agreement, we principally receive a variable amount based on the BKBM rate and pay a fixed amount of 9.61% based on 5.51% plus the 4.10% rate premium stated in the Huawei Loan. The variable interest rate calculation is reset on the first day of each calendar quarter. The fair value of this contract was approximately $0.1 million and $0.3 million at December 31, 2016 and December 31, 2015, respectively, and is included in Other current liabilities and accrued expenses. As of December 31, 2016, the total notional amount of this interest rate swap was $6.0 million NZD, or $4.2 million using the exchange rate at that date. In 2013, the Company discontinued hedge accounting and began to recognize all changes in the fair value of the interest rate swap in Other, net. The effective portion of the loss recorded in Accumulated other comprehensive income (loss) prior to de-designation (see Note 15 – Accumulated Other Comprehensive Income) will be amortized to Other, net over the remaining life of the interest rate swap agreement.

As of December 31, 2016, the total notional amount of the new interest rate swap which replaced the cross-currency swap terminated in November 2014 was $6.5 million NZD, or $4.5 million using the exchange rate at that date. Under this agreement, we receive a variable amount based on BKBM plus a spread of 4.10% and pay a fixed amount based on a rate of 13.41% . The variable interest rate calculation is reset on the first day of each quarterly calculation period. The fair value of this swap, included in Other current liabilities and accrued expenses, was approximately $0.1 million and $0.7 million at December 31, 2016 and 2015, respectively.

Summarized financial information for all of the aforementioned interest rate swaps is shown below:

	Years Ended December 31,
	2016	2015	2014
Non-cash (loss)/gain from change in fair value recorded in other, net	$(750)	$(1,752)	$(1,348)
(Loss)/gain reclassified from comprehensive income (loss) to other, net	$(217)	$(397)	$(531)
Net cash settlement	$(1,836)	$(1,788)	$(880)

The Company had $1.0 million pledged as collateral for the interest rate swap contracts as of December 31, 2016. This restricted cash is included in Prepaid expenses and other current assets on our Consolidated Balance Sheet as of December 31, 2016. The Company had $1.8 million pledged as collateral for the interest rate swap contracts as of December 31, 2015. This restricted cash was included in Other assets on our Consolidated Balance Sheet as of December 31, 2015.

Under the terms of the interest rate swaps, we are exposed to credit risk in the event of non-performance by the other parties; however, we do not anticipate the non-performance of any of our counterparties. For instruments in a liability position, we are also required to consider our own risk of non-performance; the impact of such is not material. Further, our interest rate swaps do not contain credit rating triggers that could affect our liquidity.

In January 2017, we terminated the Company’s domestic interest rate swap agreements discussed above, and the collateral balance of $1.0 million was returned to the Company.

Forward Exchange Contracts:

At December 31, 2016, 2degrees had various short-term forward exchange contracts to sell $36.9 million NZD and buy $26.6 million and $0.2 million Euros to manage exposure to fluctuations in foreign currency exchange rates. These derivative instruments have not been designated for hedge accounting, thus changes in the fair value will be recognized in earnings in the period incurred. During the year ended December 31, 2016, a foreign exchange gain of $1.6 million was recognized in Other, net. The Company had assets, included in Prepaid expenses and other current assets on the Consolidated Balance Sheets, for estimated settlements under these forward exchange contracts of $1.1 million as of December 31, 2016. During the year ended December 31, 2015, a foreign exchange loss of $1.2 million was recognized in Other, net. The Company had liabilities, included in Other current liabilities and accrued expenses on the Consolidated Balance Sheets, for estimated settlements under these forward exchange contracts of $0.4 million as of December 31, 2015.